Commitments and Contingencies - Schedule of Aggregate Minimum Annual Lease Payments under Operating Lease (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Commitments And Contingencies Disclosure [Abstract]
2017	$ 652
2018	568
2019	497
2020	358
2021 and thereafter	1,075
Total annual lease payments	$ 3,150